Loss per share	6 Months Ended
Oct. 31, 2025
Net loss per share attributable to ordinary shareholders
Loss per share

16 Loss per share

Basic loss per share is the amount of losses available to each ordinary share outstanding during the reporting period. Diluted loss per share is the amount of losses available to each ordinary share outstanding during the six months period ended October 31, 2024 and 2025.

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Numerator:
Net loss available to common stockholders	(2,019,092)	(1,505,248)	(1,156,784)
Denominator:
Weighted average Class A and Class B shares outstanding – basic and diluted	25,598,876	25,727,001	25,727,001
Loss per common share:
Basic and diluted	(0.08)	(0.06)	(0.04)